MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Available-for-sale financial assets [abstract]
Marketable securities
Marketable securities	2020	2019	2018
Balance, beginning of year	$-	$-	205600
Additions	-	-	60940
Disposals	-	-	(162,490)
Realized loss on disposal	-	-	(91,890)
Unrealized gain/(loss) on market-to-market	-	-	(12,160)
Balance, end of year	$-	$-	$-